Financial Instrument Risk Exposure and Risk Management - Disclosure Of Detailed Information About Financial Assets And Liabilities Denominated In Currencies Other Than The US Dollar (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial assets	$ 47,374	$ 46,121
Financial liabilities	35,973	24,010
Brazilian Reals [Member]
Disclosure of financial liabilities [line items]
Financial assets	28,653	19,810
Financial liabilities	28,986	20,984
Canadian dollars [Member]
Disclosure of financial liabilities [line items]
Financial assets	18,721	26,311
Financial liabilities	$ 6,987	$ 3,026